Fair Value Measurements (Details) - Schedule of Public Warrants $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Public Warrants [Member]
Schedule of Public Warrants [Line Items]
Balance	$ 12,960
Change in fair value of warrant liability	11,640
Balance	24,600
Private Placement Warrants [Member]
Schedule of Public Warrants [Line Items]
Balance	7,055
Change in fair value of warrant liability	10,623
Balance	17,678
Warrant liability [Member]
Schedule of Public Warrants [Line Items]
Balance	20,015
Change in fair value of warrant liability	22,263
Balance	$ 42,278